Nature of Operations and Going Concern Uncertainty (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Nature Of Operations And Going Concern Uncertainty [Line Items]
Net loss	$ (5,367,264)
Accumulated Deficit	(86,784,228)	$ (81,416,964)
Cash and cash equivalents	1,295,723	1,881,841	$ 319,057	$ 1,073,574
Working capital	633,581
Deferred flow-through share premium	136,800	$ 47,481	$ 52,157
Adjusted working capital	770,381
Canadian exploration expenses [Member]
Nature Of Operations And Going Concern Uncertainty [Line Items]
Capital commitments	$ 539,400